                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                      State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
          Jean Bernhard Buttner                     Francis C. Oakley
             Marion N. Ruth                         Frances T. Newton

                                    OFFICERS
                              Jean Bernhard Buttner
                             CHAIRMAN AND PRESIDENT

           John E. Leslie III                         Jerome Kaplan
             VICE PRESIDENT                          VICE PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

             Jack M. Houston                         Stephen La Rosa
                ASSISTANT                               ASSISTANT
           SECRETARY/TREASURER                     SECRETARY/TREASURER


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do no express an opinion thereon.

This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                              ---------------------

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1995

                              ---------------------


                     VALUE LINE SMALL CAP GROWTH FUND, INC.

                                     [Logo]


                             VALUE LINE MUTUAL FUNDS

[Logo]                      TO OUR VALUE LINE SMALL-CAP GROWTH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first three quarters of this year were very kind to small-cap investors in general and to investors in the Value Line Small-Cap Growth Fund in particular. During this time period, your Fund achieved a total return of 29.87%, versus the 25.72% total return of the Russell 2000, a commonly referenced unmanaged index of small-company stocks. Since its inception on June 23, 1993, the total return of the Fund has been 56.22%. This compares very favorably to the Russell 2000's total return over this same time period of 41.05%.

While this year has been very profitable for small-cap investors so far, it has not been without some nervous moments. Technology stocks were, by far, the best performers because of their tremendous earnings gains and investor expectations of stronger future earnings. However, fears of negative earnings surprises caused a sharp sell-off in the group late in the third quarter. Recent reports of earnings gains by several companies have soothed investors' fears, supporting additional rallies in the prices of these stocks. We believe that the companies whose shares are owned by the Fund will be able to achieve strong earnings gains. Nevertheless, we continue to monitor our holdings closely.

Examining the small-cap market in general, we find that small-company stocks are trading at valuation multiples that are only slightly higher than those of larger companies. This fact, coupled with analyst forecasts predicting that smaller companies' earnings will grow 40% to 60% faster than large-capitalization companies, provides a compelling argument for a strong relative showing over time by the Value Line Small-Cap Growth Fund.

Our investment strategy remains as it has been: to invest in small-cap stocks that are generating exceptionally good earnings, whose stock-price momentum outpaces that of the market in general, and whose stocks are trading at attractive valuations. Although your Fund is always well diversified across economic sectors, we are currently weighted more heavily in the technology, health-care, and capital-goods areas.

We appreciate the trust you have placed in Value Line and the Value Line Small-Cap Growth Fund, and we will work hard to continue to justify your confidence.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT


November 10, 1995

--------------------------------------------------------------------------------
THE RUSSELL 2000 IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE SMALLER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

                              ECONOMIC OBSERVATIONS

Most signs now point to a slowdown in the rate of economic growth over the next several months. Several key industrial indicators (e.g., the level of factory usage) are now trending lower, and this is causing manufacturers to become more cautious in their outlook. At the same time, consumers, burdened with a heavy debt load, are becoming more selective in their purchasing plans. Not surprisingly, retailers are not stocking their shelves the way they did earlier in the business expansion. Taken together, these developments suggest that the economy, which grew by better than 4% in the third quarter, will expand by little more than half that rate in the final three months of 1995 and the opening quarter of 1996.

Moreover, we think the economy will retain this calm, orderly growth character throughout 1996. Perhaps the most distinguishing characteristic of the five-year-old business expansion has been the notable lack of excess on the growth side. Thus, while the automobile industry, the housing sector, and the key industrial markets have all participated in the advance, none has veered out of control. As a result, potentially inflationary labor and raw-materials shortages have not developed. Hence, the Federal Reserve, which has had to respond to higher prices in the past by clamping down hard on the monetary brakes, has been able to be more gentle this time around.

On balance, we think little will change over the next several quarters. Specifically, we would look for growth and inflation to hold within a comforting 2%-3% band. We also see interest rates remaining near current levels, with a further slight decline being perhaps more likely than an increase. Finally, we expect corporate profits to edge higher, on balance, over the next 12 to 15 months. Altogether, this scenario should not presage troubling times for equity-market participants in the months ahead, nor should it lull investors into thinking future gains will come easily.

* PERFORMANCE DATA:

                                                           GROWTH OF AN
                                          AVERAGE            ASSUMED
                                          ANNUAL            INVESTMENT
                                       TOTAL RETURN         OF $10,000
                                       ------------        ------------

1 year ended 9/30/95                       29.26%             $12,926
From 6/23/93
  (commencement
  of operations) to
  9/30/95. . . . . . . . . . . .           21.72%             $15,622


* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 1995
--------------------------------------------------------------------------------


Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS (92.6%)

               COMPUTER SOFTWARE & SERVICES (19.2%)
      4,500  * America Online, Inc.. . . . . . . . . . . . . .     $   309,375
      5,800  * Broderbund Software, Inc. . . . . . . . . . . .         441,525
      8,000    Fair Isaac & Co., Inc.. . . . . . . . . . . . .         232,000
     11,400  * FIserv, Inc.. . . . . . . . . . . . . . . . . .         329,175
     12,800    National Data Corp. . . . . . . . . . . . . . .         344,000
      6,300  * Network General Corp. . . . . . . . . . . . . .         259,875
      9,200    Sterling Software Inc.. . . . . . . . . . . . .         418,600
     12,800  * SunGard Data Systems Inc. . . . . . . . . . . .         374,400
      9,000    System Software Associates, Inc.. . . . . . . .         361,125
                                                                   -----------
                                                                     3,070,075
               DIVERSIFIED COMPANIES (2.1%)
      9,000    Standex International Corp. . . . . . . . .             327,375

               ELECTRONICS (11.4%)
      6,400  * Arrow Electronics, Inc. . . . . . . . . . . .           348,000
      8,200  * Electro Scientific Industries, Inc.       . . .         285,975
      5,850  * Kent Electronics Corp.. . . . . . . . . . . .           256,669
     22,950    Pioneer-Standard Electronics, Inc.. . . . . . .         401,625
     12,500  * Vishay Intertechnology, Inc.. . . . . . . . . .         525,000
                                                                   -----------
                                                                     1,817,269

               FINANCIAL SERVICES (2.2%)
      7,800    FINOVA Group (The). . . . . . . . . . . . .             347,100

               FOOD WHOLESALERS (1.6%)
     10,000    Richfood Holdings, Inc. . . . . . . . . . .             251,875

               HOTEL/GAMING (0.7%)
      4,000    La Quinta Inns, Inc.. . . . . . . . . . . . . .         112,000

               HOUSEHOLD PRODUCTS (1.7%)
      7,866    Lancaster Colony Corp.. . . . . . . . . . . . .         267,444

               MACHINERY (5.3%)
     14,400  * FSI International, Inc. . . . . . . . . . . . .         478,800
     10,500    IDEX Corp.. . . . . . . . . . . . . . . . . . .         375,375
                                                                   -----------
                                                                       854,175

               MANUFACTURED HOUSING/RECREATIONAL
               VEHICLES (1.3%)
     10,500  * Champion Enterprises, Inc.. . . . . . . . . . .         208,687

               MEDICAL SERVICES (5.3%)
      9,600  * HealthCare COMPARE Corp.. . . . . . . . . . . .         372,000
     10,000  * Horizon/CMS Healthcare Corp.. . . . . . . . . .         227,500
     10,800    Surgical Care Affiliates, Inc.. . . . . . . . .         251,100
                                                                   -----------
                                                                       850,600

               MEDICAL SUPPLIES (12.2%)
      7,300    Arrow International, Inc. . . . . . . . . . .           315,725
      8,750    Cardinal Health, Inc. . . . . . . . . . . . . .         484,531
      3,500  * Cordis Corp.. . . . . . . . . . . . . . . . . .         296,625
      9,700    Invacare Corp.. . . . . . . . . . . . . . . . .         465,600
      4,800  * Nellcor Puritan-Bennett, Inc. . . . . . . . . .         238,800
      5,700  * Sunrise Medical, Inc. . . . . . . . . . . . . .         156,750
                                                                   -----------
                                                                     1,958,031

               METAL FABRICATING (2.5%)
     18,700    Allied Products Corp. . . . . . . . . . . . . .         399,713

               NEWSPAPER (1.9%)
      6,000    Pulitzer Publishing Co. . . . . . . . . . . . .         310,500

               OFFICE EQUIPMENT & SUPPLIES (5.9%)
     12,000    Reynolds & Reynolds Co. Class "A" . . . . . . .         412,500
     18,975  * Staples, Inc. . . . . . . . . . . . . . . . . .         536,044
                                                                   -----------
                                                                       948,544

               PRECISION INSTRUMENTS (0.9%)
      3,800  * Input/Output, Inc.. . . . . . . . . . . . . .           145,825


                                        4


Shares                                                                 Value
--------------------------------------------------------------------------------

              PUBLISHING (4.8%)
    24,000  * American City Business Journals, Inc.. . . . . .     $   666,000
    10,300    Graphic Industries, Inc. . . . . . . . . . . . .         105,575
                                                                   -----------
                                                                       771,575

              RETAIL STORE (2.3%)
    12,500    Dollar General Corp. . . . . . . . . . . . . . .         367,187

              SEMICONDUCTOR (4.4%)
    16,600  * Integrated Device Technology, Inc. . . . . . . .         415,000
     8,000  * Kulicke & Soffa Industries, Inc. . . . . . . . .         292,000
                                                                   -----------
                                                                       707,000

              TELECOMMUNICATIONS EQUIPMENT (2.4%)
     6,300  * Andrew Corp. . . . . . . . . . . . . . . . . . .         385,088

              THRIFT (3.6%)
    20,000  * California Federal Bank, F.S.B.  . . . . . . . .         315,000
     2,000  * California Federal Bank, F.S.B. (CLR) (1). . . .          11,500
    11,600    Oriental Bank & Trust San Juan, P.R. . . . . . .         252,300
                                                                   -----------
                                                                       578,800

              TRUCKING/TRANSPORTATION LEASING (0.9%)
     8,000  * Swift Transportation Co., Inc. . . . . . . . . .         138,000
                                                                   -----------


              TOTAL COMMON STOCKS AND TOTAL INVESTMENT
              SECURITIES (92.6%)
              (COST $9,639,591). . . . . . . . . . . . . . . .      14,816,863
                                                                   -----------


Principal Amount                                                       Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (6.9%)
(INCLUDING ACCRUED INTEREST)

$1,100,000  Collateralized by $835,000
            U.S. Treasury Notes 11 5/8%,
            due 11/15/02, with a value of
            $1,128,946. (With Morgan
            Stanley & Co., Inc. 6 1/4%,
            dated 9/29/95, due 10/2/95,
            delivery value $1,100,573.). . . . . . . . . . . .     $ 1,100,382


CASH AND OTHER ASSETS LESS LIABILITIES (0.5%). . . . . . . . .          75,609
                                                                   -----------

NET ASSETS (100%). . . . . . . . . . . . . . . . . . . . . . .     $15,992,854
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
OUTSTANDING SHARE ($15,992,854 DIVIDED BY 1,056,765
SHARES OUTSTANDING). . . . . . . . . . . . . . . . . . . . . .     $     15.13
                                                                   -----------
                                                                   -----------


* Non-income producing

(1) Contingent Litigation Recovery Security


                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS:
Investment securities, at value
  (Cost--$9,639,591) . . . . . . . . . . . . . . . . . . . . .     $14,816,863
Repurchase agreements
  (Cost--$1,100,382) . . . . . . . . . . . . . . . . . . . . .       1,100,382
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          38,904
Deferred organization costs (note 2) . . . . . . . . . . . . .          36,174
Receivable for investments sold. . . . . . . . . . . . . . . .          35,684
Dividends receivable . . . . . . . . . . . . . . . . . . . . .           4,996
                                                                   -----------
     TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . .      16,033,003
                                                                   -----------

LIABILITIES:
Accrued expenses:
  Advisory fee payable . . . . . . . . . . . . . . . . . . . .           9,829
  Plan fee payable . . . . . . . . . . . . . . . . . . . . . .           3,276
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,044
                                                                   -----------
     TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . .          40,149
                                                                   -----------

NET ASSETS:
Capital stock, at $.001 par value (authorized
  300,000,000, outstanding 1,056,765 shares) . . . . . . . . .           1,057
Additional paid-in capital . . . . . . . . . . . . . . . . . .      10,819,367
Accumulated investment loss--net . . . . . . . . . . . . . . .        (101,741)
Accumulated net realized gain on investments . . . . . . . . .          96,899
Unrealized net appreciation of investments . . . . . . . . . .       5,177,272
                                                                   -----------
     NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .     $15,992,854
                                                                   -----------
                                                                   -----------

     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     OUTSTANDING SHARE ($15,992,854 DIVIDED BY
     1,056,765 SHARES OUTSTANDING) . . . . . . . . . . . . . .     $     15.13
                                                                   -----------
                                                                   -----------



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . . . .     $    31,726
Dividend income (net of foreign withholding tax of $242) . . .          27,578
                                                                   -----------
     TOTAL INCOME. . . . . . . . . . . . . . . . . . . . . . .          59,304
                                                                   -----------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . . .          53,435
Auditing and legal fees. . . . . . . . . . . . . . . . . . . .          21,299
Service and distribution plan fee  . . . . . . . . . . . . . .          17,812
Accounting and bookkeeping expense . . . . . . . . . . . . . .          16,200
Directors' fees and expenses . . . . . . . . . . . . . . . . .          15,380
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .          11,029
Registration and filing fees . . . . . . . . . . . . . . . . .           8,978
Amortization of deferred organization costs (note 2) . . . . .           6,611
Printing . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,623
Insurance, dues, and other . . . . . . . . . . . . . . . . . .           4,678
                                                                   -----------
     TOTAL EXPENSES. . . . . . . . . . . . . . . . . . . . . .         161,045
                                                                   -----------

INVESTMENT LOSS--NET . . . . . . . . . . . . . . . . . . . . .        (101,741)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS--NET:

     Realized Gain--Net. . . . . . . . . . . . . . . . . . . .         424,461

     Change in Unrealized Appreciation . . . . . . . . . . . .       2,614,681
                                                                   -----------

NET REALIZED GAIN AND NET UNREALIZED
     APPRECIATION OF INVESTMENTS . . . . . . . . . . . . . . .       3,039,142
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .     $ 2,937,401
                                                                   -----------
                                                                   -----------



                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)
AND FOR THE YEAR ENDED MARCH 31, 1995
--------------------------------------------------------------------------------


                                                                                        SIX MONTHS ENDED
                                                                                       SEPTEMBER 30, 1995         YEAR ENDED
                                                                                           (UNAUDITED)          MARCH 31, 1995
                                                                                       ------------------       ---------------

OPERATIONS:
  Investment (loss) income--net. . . . . . . . . . . . . . . . . . . . . .               $  (101,741)             $  (177,197)
  Realized gain (loss) on investments--net . . . . . . . . . . . . . . . .                   424,461                 (325,832)
  Net unrealized appreciation  . . . . . . . . . . . . . . . . . . . . . .                 2,614,681                1,309,330
                                                                                         -----------              -----------
  Net increase in net assets from operations . . . . . . . . . . . . . . .                 2,937,401                  806,301
                                                                                         -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . .                        --                       --
  Realized gains--net. . . . . . . . . . . . . . . . . . . . . . . . . . .                        --                 (291,703)
                                                                                         -----------              -----------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . . . .                            --                 (291,703)
                                                                                         -----------              -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares . . . . . . . . . . . . . . . . . . . .                 1,486,168                4,959,735
  Net proceeds from reinvestment of distributions to shareholders. . . . .                        --                  286,982
  Cost of shares repurchased . . . . . . . . . . . . . . . . . . . . . . .                  (923,103)              (3,091,872)
                                                                                         -----------              -----------
  Increase from capital-share transactions . . . . . . . . . . . . . . . .                   563,065                2,154,845
                                                                                         -----------              -----------

TOTAL INCREASE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,500,466                2,669,443

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . .                12,492,388                9,822,945
                                                                                         -----------              -----------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               $15,992,854              $12,492,388
                                                                                         -----------              -----------
                                                                                         -----------              -----------



                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and Federal income-tax purposes on the identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. ORGANIZATION COST

Costs of $66,890 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro-rata portion of any unamortized, deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                           SIX MONTHS ENDED
                                            SEPT. 30, 1995        YEAR ENDED
                                              (UNAUDITED)       MARCH 31, 1995
                                           ----------------     --------------

Shares sold. . . . . . . . . . . . . . .        112,502             415,645
Shares issued in reinvestment of
  dividends and distributions. . . . . .             --              25,218
                                                -------             -------
                                                112,502             440,863
Shares repurchased . . . . . . . . . . .         68,938             260,146
                                                -------             -------

Net increase . . . . . . . . . . . . . .         43,564             180,717
                                                -------             -------
                                                -------             -------

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 1995
                                                           (UNAUDITED)
                                                       ------------------

PURCHASES:
Investment Securities. . . . . . . . . . . . . . .          $4,238,380
                                                            ----------
                                                            ----------

SALES:
Investment Securities. . . . . . . . . . . . . . .          $3,748,458
                                                            ----------
                                                            ----------

At September 30, 1995, the aggregate cost of investment securities and repurchase agreement for Federal income tax purposes is $10,739,973. The aggregate appreciation and depreciation of investments, based on a comparison of investment values and their costs for federal income-tax purposes, is $5,225,469 and $48,197, respectively, resulting in a net appreciation of $5,177,272.

For Federal income-tax purposes, the Fund had a net capital-loss carryover at March 31, 1995, of approximately $166,169 which will expire in the year 2003. Realized losses incurred after October 31, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The fund incurred and elected to defer losses of approximately $161,387. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing such gains to the shareholders.

5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES, AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $53,435 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1995. The fee was computed at the rate of .75 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded.

A fee of $2,880 for printing services was paid or payable to the Adviser for the six months ended September 30, 1995.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing, and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1995, fees amounting to $17,812 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund.

At September 30, 1995, the Adviser and/or affiliated companies owned 804,682 shares of the Fund's capital stock, representing 76% of the outstanding shares. In addition, certain officers and directors of the Fund owned 54,901 shares of capital stock, representing 5% of the outstanding shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                                               JUNE 23, 1993
                                                                      SIX MONTHS ENDED                         (COMMENCEMENT
                                                                     SEPTEMBER 30, 1995      YEAR ENDED     OF OPERATIONS), TO
                                                                         (UNAUDITED)       MARCH 31, 1995     MARCH 31, 1994
                                                                     ------------------    --------------   ------------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .          $12.33              $11.80              $10.00
                                                                          ------              ------              ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment (loss) income. . . . . . . . . . . . . . . .            (.10)               (.19)  (3)           .02    (1)
     Net gains or losses on securities
          (both realized and unrealized) . . . . . . . . . . . .            2.90                1.05                1.81
                                                                          ------              ------              ------

     Total from investment operations. . . . . . . . . . . . . .            2.80                 .86                1.83
                                                                          ------              ------              ------

LESS DISTRIBUTIONS:
     Dividends from net investment income. . . . . . . . . . . .              --                  --                (.02)
     Distributions from capital gains. . . . . . . . . . . . . .              --                (.33)               (.01)
                                                                          ------              ------              ------
     Total distributions . . . . . . . . . . . . . . . . . . . .              --                (.33)               (.03)
                                                                          ------              ------              ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .          $15.13              $12.33              $11.80
                                                                          ------              ------              ------
                                                                          ------              ------              ------

Total Return . . . . . . . . . . . . . . . . . . . . . . . . . .           22.71%+              7.57%              18.36%+

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (in thousands). . . . . . . . . . . . .         $15,993             $12,492             $ 9,823
Ratio of operating expenses to average net assets. . . . . . . .            2.26%*              2.48%  (3)          0.61%*  (1)(2)
Ratio of net investment (loss) income to average net assets. . .           (1.43)%*            (1.63%) (3)          0.26%*  (1)(2)
Portfolio turnover rate. . . . . . . . . . . . . . . . . . . . .              29%+                30%                 74%


(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, investment loss--net per share would have been $(.12), ratio of operating expenses to average net assets would have been 2.45%*, and ratio of net investment income (loss) to average net assets would have been (1.57%)*.

(2) Due to the reimbursement of expenses and waiver of fees by the Adviser and short period covered by this report, data are not indicative of future periods.

(3) Net of expense reimbursement by the Adviser. Had these expenses been fully paid by the Fund, investment loss--net per share would have been $(.20), ratio of operating expenses to average net assets would have been 2.52%, and ratio of net investment income (loss) to average net assets would have been (1.67%).

+ Not annualized
* Annualized

                                               SEE NOTES TO FINANCIAL STATEMENTS

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                                       11

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

--------------------------------------------------------------------------------

* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                       12